Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 762,966
Balance at end of period	781,236
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	804	£ 962
Exchange and other adjustments		14
Gains recognised in the income statement within other income	(30)	(209)
Additions		19
Redemptions	(2)	(26)
Transfers into the level 3 portfolio	10
Balance at end of period	782	760
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	(30)	(209)
Level 3 | At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period		2
Gains recognised in the income statement within other income		(2)
Transfers into the level 3 portfolio	10
Balance at end of period	10
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	804	960
Exchange and other adjustments		14
Gains recognised in the income statement within other income	(30)	(207)
Additions		19
Redemptions	(2)	(26)
Balance at end of period	772	760
Gains recognised in the income statement within other income relating to those liabilities held at 30 June 2018	£ (30)	£ (209)